Segment Revenue and Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [abstract]
Summary of geographical information

Geographical Information	Revenue from external customers 1			Non-current assets 2
	2023 US$m	2022 US$m	2021 US$m	2023 US$m	2022 US$m
Asia Pacific	9,823	12,521	6,342	36,060	36,966
Americas	2,564	1,545	-	7,171	7,057
Africa	-	-	-	5,295	4,049
Europe	1,607	2,751	620	-	-
Consolidated	13,994	16,817	6,962	48,526	48,072

1.	Revenue is attributable to geographic location based on the location of the customers.
2.	Non-current assets exclude deferred tax of $1,717 million (2022: $1,959 million).

Summary of segment assets and liabilities

	Australia	International	Marketing	Corporate/ Other	Consolidated
	2023 US$m	2023 US$m	2023 US$m	2023 US$m	2023 US$m

Liquefied natural gas	6,867	-	1,298	-	8,165
Pipeline gas	1,088	286	-	-	1,374
Crude oil and condensate	1,611	2,246	124	-	3,981
Natural gas liquids	218	32	31	-	281

Revenue from sale of hydrocarbons	9,784	2,564	1,453	-	13,801

Intersegment revenue 1	(166)	(15)	181	-	-
Processing and services revenue	184	-	-	-	184
Shipping and other revenue	-	-	9	-	9

Other revenue	18	(15)	190	-	193

Operating revenue 2	9,802	2,549	1,643	-	13,994

Production costs	(1,173)	(389)	-	-	(1,562)
Royalties, excise and levies	(462)	(41)	-	-	(503)
Insurance	(41)	(11)	-	(8)	(60)
Inventory movement	(40)	3	-	-	(37)

Costs of production	(1,716)	(438)	-	(8)	(2,162)

Land and buildings	(62)	(5)	-	-	(67)
Transferred exploration and evaluation	(101)	(24)	-	-	(125)
Plant and equipment	(2,591)	(1,139)	-	(34)	(3,764)

Oil and gas properties depreciation and amortisation	(2,754)	(1,168)	-	(34)	(3,956)

Shipping and direct sales costs	(164)	(83)	(54)	(18)	(319)
Trading costs	(12)	-	(1,056)	-	(1,068)
Other hydrocarbon costs	(7)	-	-	-	(7)
Other cost of sales	(7)	-	-	-	(7)
Movement in onerous contract provision	-	-	-	-	-

Other cost of sales	(190)	(83)	(1,110)	(18)	(1,401)

Cost of sales	(4,660)	(1,689)	(1,110)	(60)	(7,519)

Gross profit	5,142	860	533	(60)	6,475

Other income 3	160	54	26	82	322

Exploration and evaluation expenditure 4	(24)	(253)	-	(2)	(279)
Amortisation of permit acquisitio n	-	(4)	-	-	(4)
Write-offs	(31)	(46)	-	-	(77)

Exploration and evaluation	(55)	(303)	-	(2)	(360)

General, administrative and other costs	-	-	-	(453)	(453)
Depreciation of other plant and equipment	-	-	-	-	-
Depreciation of lease assets	(50)	(14)	(75)	(40)	(179)
Restoration movement	(125)	(22)	-	-	(147)
Other 5	(51)	-	(109)	(274)	(434)

Other costs	(226)	(36)	(184)	(767)	(1,213)

Other expenses	(281)	(339)	(184)	(769)	(1,573)

Impairment losses	(534)	(1,383)	-	-	(1,917)

Impairment reversals 6	-	-	-	-	-

Profit/(loss) before tax and net finance costs	4,487	(808)	375	(747)	3,307

1.
Intersegment revenue comprises the incremental income net of all associated expenses generated by the Marketing segment’s optimisation of the oil and gas portfolio. The value is incremental income net of incremental costs.

2.	Operating revenue includes revenue from contracts with customers of $13,985 million and sub-lease income of $9 million disclosed within shipping and other revenue.
3.	Includes fees and recoveries, foreign exchange gains and other income not associated with the ongoing operations of the business.
4.	Includes seismic and general permit activities and other exploration costs.
5.	Includes losses on hedging activities, fair value losses on embedded derivatives and other expenses not associated with the ongoing operations of the business.
6.	Impairment on oil and gas properties. Refer to Note B.4 for more details.

	Australia	International	Marketing	Corporate/ Other	Consolidated
	2022 US$m	2022 US$m	2022 US$m	2022 US$m	2022 US$m

Liquefied natural gas	8,855	-	2,434	-	11,289
Pipeline gas	1,086	276	-	-	1,362
Crude oil and condensate	2,467	1,273	18	-	3,758
Natural gas liquids	171	26	9	-	206

Revenue from sale of hydrocarbons	12,579	1,575	2,461	-	16,615

Intersegment revenue 1	(455)	(5)	460	-	-
Processing and services revenue	175	-	-	-	175
Shipping and other revenue	-	-	27	-	27

Other revenue	(280)	(5)	487	-	202

Operating revenue 2	12,299	1,570	2,948	-	16,817

Production costs	(975)	(313)	-	7	(1,281)
Royalties, excise and levies	(540)	(39)	-	(17)	(596)
Insurance	(35)	(7)	-	(1)	(43)
Inventory movement	44	(3)	-	-	41

Costs of production	(1,506)	(362)	-	(11)	(1,879)

Land and buildings	(51)	(3)	-	-	(54)
Transferred exploration and evaluation	(107)	-	-	-	(107)
Plant and equipment	(2,168)	(436)	-	(33)	(2,637)

Oil and gas properties depreciation and amortisation	(2,326)	(439)	-	(33)	(2,798)

Shipping and direct sales costs	(312)	(36)	(73)	142	(279)
Trading costs	(14)	-	(1,763)	-	(1,777)
Other hydrocarbon costs	(19)	-	-	-	(19)
Other cost of sales	(4)	-	-	-	(4)
Movement in onerous contract provision 3	-	-	216	-	216

Other cost of sales	(349)	(36)	(1,620)	142	(1,863)

Cost of sales	(4,181)	(837)	(1,620)	98	(6,540)

Gross profit	8,118	733	1,328	98	10,277

Other income 4	722	4	5	4	735

Exploration and evaluation expenditure 5	(20)	(277)	-	1	(296)
Amortisation of permit acquisition	(1)	(9)	-	-	(10)
Write-offs 6	-	(164)	-	-	(164)

Exploration and evaluation	(21)	(450)	-	1	(470)

General, administrative and other costs 7	(13)	(21)	(10)	(747)	(791)
Depreciation of other plant and equipment	-	-	-	-	-
Depreciation of lease assets	(49)	(11)	-	(80)	(140)
Restoration movement	(234)	(46)	-	8	(272)
Other 8	(8)	(84)	(475)	(486)	(1,053)

Other costs	(304)	(162)	(485)	(1,305)	(2,256)

Other expenses	(325)	(612)	(485)	(1,304)	(2,726)

Impairment losses	-	-	-	-	-

Impairment reversals 9	900	-	-	-	900

Profit/(loss) before tax and net finance costs	9,415	125	848	(1,202)	9,186

1.
Intersegment revenue comprises the incremental income net of all associated expenses generated by the Marketing segment’s optimisation of the oil and gas portfolio. The value is incremental income net of incremental costs.

2.	Operating revenue includes revenue from contracts with customers of $16,790 million and sub-lease income of $ 27 million disclosed within shipping and other revenue.
3.	Comprises changes in estimates of $245 million offset by provisions used of $29 million. Refer to Note D.5 for further details.
4.
Includes initial gain on Train 2 sell-down of $427 million, revaluation gain on the remeasurement of the Train 2 sell-down variable consideration of $71 million, fees and recoveries, foreign exchange gains and other income not associated with the ongoing operations of the business.

5.	Includes $142 million for various costs relating to the Group’s exit from the Orphan Basin exploration licences in Canada.
6.	$125 million relates to costs of unsuccessful wells that have been written off. Refer to Note B.2.
7.	Transaction costs of $419 million incurred as a result of the BHPP merger on 1 June 2022 are included in the Corporate/Other segment. Refer to Note B.5 for details.
8.
Includes losses on hedging activities and changes in fair value of derivative financial instruments of $960 million in the Marketing and Corporate/Other segments and other expenses not associated with the ongoing operations of the business.

9.	Impairment reversals on oil and gas properties. Refer to Note B.4 for more details.

	Australia	International	Marketing	Corporate/ Other	Consolidated
	2021 8 US$m	2021 8 US$m	2021 8 US$m	2021 8 US$m	2021 US$m

Liquefied natural gas	3,910	-	1,449	-	5,359
Pipeline gas	43	-	-	-	43
Crude oil and condensate	1,316	-	-	-	1,316
Natural gas liquids	60	-	-	-	60

Revenue from sale of hydrocarbons	5,329	-	1,449	-	6,778

Intersegment revenue 1	(236)	-	236	-	-
Processing and services revenue	143	-	-	-	143
Shipping and other revenue	4	-	37	-	41

Other revenue	(89)	-	273	-	184

Operating revenue 2	5,240	-	1,722	-	6,962

Production costs	(489)	-	-	8	(481)
Royalties, excise and levies	(218)	-	-	-	(218)
Insurance	(32)	-	-	1	(31)
Inventory movement	17	-	-	-	17

Costs of production	(722)	-	-	9	(713)

Land and buildings	(51)	-	-	-	(51)
Transferred exploration and evaluation	(79)	-	-	-	(79)
Plant and equipment	(1,419)	-	-	-	(1,419)

Oil and gas properties depreciation and amortisation	(1,549)	-	-	-	(1,549)

Shipping and direct sales costs	(197)	-	(45)	32	(210)
Trading costs	(3)	-	(1,492)	-	(1,495)
Other hydrocarbon costs	(6)	-	-	-	(6)
Other cost of sales	(11)	-	-	(1)	(12)
Movement in onerous contract provision 3	-	-	140	-	140

Other cost of sales	(217)	-	(1,397)	31	(1,583)

Cost of sales	(2,488)	-	(1,397)	40	(3,845)

Gross profit/(loss)	2,752	-	325	40	3,117

Other income 4	97	(2)	1	43	139

Exploration and evaluation expenditure	(16)	(27)	-	(11)	(54)
Amortisation of permit acquisition	-	(2)	-	(1)	(3)
Write-offs 5	-	(265)	-	-	(265)

Exploration and evaluation	(16)	(294)	-	(12)	(322)

General, administrative and other costs	(5)	(1)	-	(152)	(158)
Depreciation of other plant and equipment	-	-	-	(30)	(30)
Depreciation of lease assets	(28)	-	-	(80)	(108)
Restoration movement	(80)	12	-	-	(68)
Other 6	(57)	(32)	28	(64)	(125)

Other costs	(170)	(21)	28	(326)	(489)

Other expenses	(186)	(315)	28	(338)	(811)

Impairment losses	(10)	-	-	-	(10)

Impairment reversals 7	1,058	-	-	-	1,058

Profit/(loss) before tax and net finance costs	3,711	(317)	354	(255)	3,493

1.
Intersegment revenue comprises the incremental income net of all associated expenses generated by the Marketing segment’s optimisation of the oil and gas portfolio. The value is incremental income net of incremental costs.

2.	Operating revenue includes revenue from contracts with customers of $6,923 million and sub-lease income of $39 million disclosed within shipping and other revenue.
3.	Comprises provisions used of $45 million and changes in estimates of $95 million.
4.	Includes other income of $67 million relating to Pluto volumes delivered into Wheatstone’s sales commitments and net foreign exchange gains of $44 million.
5.	$56 million relates to costs of unsuccessful wells. $209 million relates to capitalised costs written off due to the Group’s decision to withdraw from its interests in Myanmar.
6.
Includes net loss on hedging activities of $91 million, various costs relating to Woodside’s exit from the Kitimat LNG development of $33 million and other expenses not associated with the ongoing operations of the business.

7.	Impairment reversals on oil and gas properties.
8.	In the prior reporting period, the 2021 amounts were restated to reflect the changes in operating segments and portfolio reporting for LNG revenue.